RGS-Q3

Quarterly Report
September 30, 2025
MFS®  Core Equity Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.1%
BWX Technologies, Inc.	2,318	$427,370
Curtiss-Wright Corp.	1,965	1,066,877
General Dynamics Corp.	2,691	917,631
General Electric Co.	6,513	1,959,241
Howmet Aerospace, Inc.	6,478	1,271,178
Leidos Holdings, Inc.	9,207	1,739,755
RTX Corp.	10,844	1,814,526
		$9,196,578
Alcoholic Beverages – 0.1%
Constellation Brands, Inc., “A”	2,083	$280,518
Apparel Manufacturers – 0.1%
Amer Sports, Inc. (a)	6,881	$239,115
Automotive – 1.1%
Aptiv PLC (a)	26,100	$2,250,342
Goodyear Tire & Rubber Co. (a)	61,814	462,369
LKQ Corp.	19,543	596,843
		$3,309,554
Biotechnology – 0.2%
Exact Sciences Corp. (a)	11,429	$625,281
Broadcasting – 1.6%
Omnicom Group, Inc.	4,281	$349,030
Spotify Technology S.A. (a)	3,620	2,526,760
Walt Disney Co.	14,605	1,672,272
		$4,548,062
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	12,813	$1,223,257
CME Group, Inc.	4,523	1,222,069
KKR & Co., Inc.	13,623	1,770,309
Raymond James Financial, Inc.	4,078	703,863
TPG, Inc.	10,888	625,516
		$5,545,014
Business Services – 3.3%
Accenture PLC, “A”	5,505	$1,357,533
Fidelity National Information Services, Inc.	9,718	640,805
Fiserv, Inc. (a)	5,543	714,659
TransUnion	42,451	3,556,545
TriNet Group, Inc.	39,204	2,622,355
Verisk Analytics, Inc., “A”	3,062	770,124
		$9,662,021
Computer Software – 12.2%
Atlassian Corp. (a)	2,125	$339,362
Autodesk, Inc. (a)	6,430	2,042,618
Bullish, Inc. (a)(l)	2,044	130,019
Cadence Design Systems, Inc. (a)	8,977	3,153,261
Guidewire Software, Inc. (a)	5,575	1,281,469
Intuit, Inc.	2,881	1,967,464
Microsoft Corp. (s)	36,976	19,151,719
MongoDB, Inc. (a)	3,339	1,036,359

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Netskope, Inc., “A” (a)	17,517	$398,161
Okta, Inc. (a)	11,318	1,037,861
Salesforce, Inc.	8,746	2,072,802
SentinelOne, Inc., “A” (a)	34,678	610,680
Tyler Technologies, Inc. (a)	2,791	1,460,140
Vertex, Inc., “A” (a)	44,433	1,101,494
		$35,783,409
Computer Software - Systems – 5.5%
Apple, Inc. (s)	54,933	$13,987,590
Arista Networks, Inc. (a)	5,808	846,284
Insight Enterprises, Inc. (a)	12,967	1,470,587
		$16,304,461
Construction – 1.8%
CRH PLC	15,621	$1,872,958
Equity Lifestyle Properties, Inc., REIT	7,143	433,580
Ferguson Enterprises, Inc.	2,583	580,090
Mohawk Industries, Inc. (a)	4,995	643,955
Pulte Homes, Inc.	6,188	817,621
Sherwin-Williams Co.	2,318	802,631
		$5,150,835
Consumer Products – 1.1%
Colgate-Palmolive Co.	10,216	$816,667
e.l.f. Beauty, Inc. (a)	5,104	676,178
Kenvue, Inc.	46,876	760,797
Procter & Gamble Co.	5,618	863,206
		$3,116,848
Consumer Services – 1.1%
Booking Holdings, Inc.	459	$2,478,265
Bright Horizons Family Solutions, Inc. (a)	2,693	292,379
Grand Canyon Education, Inc. (a)	1,722	378,013
		$3,148,657
Containers – 0.2%
Smurfit Westrock PLC	11,241	$478,529
Electrical Equipment – 2.4%
AMETEK, Inc.	6,961	$1,308,668
Amphenol Corp., “A”	14,521	1,796,974
Eaton Corp. PLC	3,436	1,285,923
Emerson Electric Co.	14,576	1,912,079
W.W. Grainger, Inc.	902	859,570
		$7,163,214
Electronics – 12.1%
Advanced Energy Industries, Inc.	2,813	$478,604
Analog Devices, Inc.	7,448	1,829,973
Broadcom, Inc.	30,948	10,210,055
Flex Ltd. (a)	4,064	235,590
KLA Corp.	1,898	2,047,183
Lam Research Corp.	25,361	3,395,838
MACOM Technology Solutions Holdings, Inc. (a)	2,827	351,933
Monolithic Power Systems, Inc.	1,127	1,037,561
NVIDIA Corp.	78,286	14,606,602
NXP Semiconductors N.V.	5,593	1,273,694
		$35,467,033

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.2%
ConocoPhillips	18,064	$1,708,674
EQT Corp.	9,402	511,751
Permian Resources Corp.	28,900	369,920
Phillips 66	2,814	382,760
Valero Energy Corp.	2,470	420,542
		$3,393,647
Energy - Integrated – 1.1%
Exxon Mobil Corp.	29,754	$3,354,764
Energy - Renewables – 0.4%
First Solar, Inc. (a)	1,861	$410,406
GE Vernova, Inc.	1,440	885,456
		$1,295,862
Engineering - Construction – 0.9%
APi Group, Inc. (a)	23,246	$798,965
Jacobs Solutions, Inc.	8,687	1,301,834
Legence Corp., “A” (a)	19,326	595,434
		$2,696,233
Food & Beverages – 1.4%
Coca-Cola Europacific Partners PLC	9,331	$843,616
Mondelez International, Inc.	19,027	1,188,616
PepsiCo, Inc.	14,088	1,978,519
		$4,010,751
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	9,114	$340,864
Hilton Worldwide Holdings, Inc.	4,324	1,121,818
Viking Holdings Ltd. (a)	9,064	563,418
		$2,026,100
Health Maintenance Organizations – 0.9%
Cigna Group	6,427	$1,852,583
Humana, Inc.	3,088	803,405
		$2,655,988
Insurance – 3.6%
American International Group, Inc.	13,619	$1,069,636
Aon PLC	6,309	2,249,663
Arthur J. Gallagher & Co.	5,070	1,570,382
Assurant, Inc.	2,273	492,332
Chubb Ltd.	6,463	1,824,182
Everest Group Ltd.	1,402	491,022
Lincoln National Corp.	18,528	747,234
Principal Financial Group, Inc.	7,954	659,466
Selective Insurance Group, Inc.	5,554	450,263
Willis Towers Watson PLC	3,382	1,168,312
		$10,722,492
Interactive Media Services – 6.5%
Alphabet, Inc., “A” (s)	42,686	$10,376,967
Meta Platforms, Inc., “A”	11,941	8,769,231
		$19,146,198

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Brunswick Corp.	3,054	$193,135
Electronic Arts, Inc.	3,560	718,052
Hasbro, Inc.	4,840	367,114
Take-Two Interactive Software, Inc. (a)	2,868	740,976
		$2,019,277
Machinery & Tools – 2.4%
Caterpillar, Inc.	5,032	$2,401,019
Crane Co.	3,102	571,202
Cummins, Inc.	1,052	444,333
Nordson Corp.	4,893	1,110,466
Pentair PLC	10,477	1,160,433
Trane Technologies PLC	2,924	1,233,811
		$6,921,264
Major Banks – 4.2%
JPMorgan Chase & Co. (s)	20,297	$6,402,283
Morgan Stanley	12,845	2,041,841
PNC Financial Services Group, Inc.	9,559	1,920,690
Wells Fargo & Co.	23,140	1,939,595
		$12,304,409
Medical & Health Technology & Services – 0.5%
McKesson Corp.	1,839	$1,420,701
Medical Equipment – 3.5%
Becton, Dickinson and Co.	9,966	$1,865,336
Bio-Techne Corp.	15,613	868,551
Boston Scientific Corp. (a)	14,605	1,425,886
Masimo Corp. (a)	3,151	464,930
Medtronic PLC	26,035	2,479,574
STERIS PLC	2,954	730,938
Waters Corp. (a)	7,935	2,378,992
		$10,214,207
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	5,573	$1,309,544
Network & Telecom – 0.3%
Motorola Solutions, Inc.	2,138	$977,686
Oil Services – 0.3%
Baker Hughes Co.	11,049	$538,307
TechnipFMC PLC	9,373	369,765
		$908,072
Other Banks & Diversified Financials – 3.3%
Columbia Banking System, Inc.	16,304	$419,665
Hancock Whitney Corp.	7,735	484,288
Mastercard, Inc., “A”	8,528	4,850,812
Moody's Corp.	2,879	1,371,786
Northern Trust Corp.	3,001	403,935
Popular, Inc.	5,245	666,167
Visa, Inc., “A”	4,353	1,486,027
		$9,682,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.9%
AbbVie, Inc.	18,946	$4,386,757
Johnson & Johnson	27,236	5,050,099
Pfizer, Inc.	131,344	3,346,645
Vertex Pharmaceuticals, Inc. (a)	4,372	1,712,250
		$14,495,751
Pollution Control – 0.4%
GFL Environmental, Inc.	26,904	$1,274,712
Real Estate – 0.6%
Federal Realty Investment Trust, REIT	9,651	$977,743
NNN REIT, Inc.	19,321	822,495
		$1,800,238
Real Estate - Office – 0.1%
Highwoods Properties, Inc., REIT	13,201	$420,056
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	3,104	$437,478
Rexford Industrial Realty, Inc., REIT	19,342	795,149
		$1,232,627
Restaurants – 1.0%
Aramark	53,348	$2,048,563
Starbucks Corp.	10,213	864,020
		$2,912,583
Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc.	2,684	$731,981
Linde PLC	2,402	1,140,950
		$1,872,931
Specialty Stores – 7.0%
Amazon.com, Inc. (a)(s)	59,457	$13,054,973
BJ's Wholesale Club Holdings, Inc. (a)	23,720	2,211,890
Home Depot, Inc.	7,627	3,090,384
Ross Stores, Inc.	8,318	1,267,580
Tapestry, Inc.	7,087	802,390
TJX Cos., Inc.	1,729	249,910
		$20,677,127
Telecom - Infrastructure – 0.6%
American Tower Corp., REIT	9,498	$1,826,655
Telecom Services – 0.7%
Comcast Corp., “A”	22,381	$703,211
T-Mobile USA, Inc.	6,036	1,444,898
		$2,148,109
Tobacco – 0.6%
Philip Morris International, Inc.	10,523	$1,706,831
Utilities - Electric Power – 2.2%
Duke Energy Corp.	7,765	$960,919
Evergy, Inc.	5,506	418,566
Exelon Corp.	9,885	444,924
NextEra Energy, Inc.	11,036	833,108
PG&E Corp.	91,869	1,385,384

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Sempra Energy	9,516	$856,250
Vistra Corp.	5,046	988,612
Xcel Energy, Inc.	6,716	541,645
		$6,429,408
Total Common Stocks		$291,876,032
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.19% (v)	2,425,358	$2,425,600
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.09%	114,750	$114,750

Other Assets, Less Liabilities – (0.1)%		(295,766)
Net Assets – 100.0%		$294,120,616

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,425,600 and
$291,990,782, respectively.

(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At September 30, 2025, the fund had cash collateral of $3,763 and other liquid securities collateral with an aggregate value of  $592,209.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$291,876,032	$—	$—	$291,876,032
Investment Companies	2,540,350	—	—	2,540,350
Total	$294,416,382	$—	$—	$294,416,382
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,376,650	$35,384,587	$34,335,188	$(114)	$(335)	$2,425,600

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$71,103	$—